AMERICAN AADVANTAGE FUNDS
INSTITUTIONAL CLASS

Supplement Dated October 1, 2003 to the Prospectus Dated March 1, 2003

The following footnote is hereby added at the bottom of page 25 with the footnote reference appearing at the end of the first sentence of the second paragraph under Principal Strategies.

     1 On or about October 15, 2003, Principal Global Investors proposes to purchase a majority interest in MW Post Advisory Group, LLC. If this transaction closes, MW Post Advisory Group, LLC will be renamed Post Advisory Group, LLC and references to MW Post herein shall be to Post Advisory Group, LLC.

The first sentence of the description of J.P. Morgan Investment Management Inc. on page 39 is hereby replaced with the following:

     J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. Morgan"), 522 Fifth Avenue, New York, New York 10036, is an indirect subsidiary of J.P. Morgan Chase & Co.

The description of MW Post Advisory Group, LLC on page 39 is hereby replaced with the following:

     MW POST ADVISORY GROUP, LLC ("MW Post"), 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025, is a professional investment management firm that has been providing advisory services under its current name and its predecessor, Post Advisory Group, Inc., since 1992. MW Post is jointly owned by the principals of the firm (directly and indirectly) and Metropolitan West Financial, LLC. However, Principal Global Investors, an asset management organization and indirect wholly owned subsidiary of Principal Financial Group, proposes to purchase a majority interest in MW Post in a two-phase transaction. The first phase is expected to close on or about October 15, 2003, at which time MW Post will be renamed Post Advisory Group, LLC. There are no organizational or personnel changes expected at MW Post as a result of the transaction. As of December 31, 2002, MW Post had assets under management totaling approximately $2.0 billion, including approximately $134 million of assets of AMR Corporation and its subsidiaries and affiliated entities. MW Post serves as investment adviser to the High Yield Bond Fund.

Under Opening an Account on page 40, the following is hereby added as the second paragraph:

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. The Funds are required by law to reject your new account application if the required identifying information is not provided.

The second bulleted list under General Policies on page 42 is hereby replaced with the following:

     The Funds reserve the right to:

     - liquidate a shareholder's account at the current day's NAV and remit proceeds via check if the Funds are unable to verify the shareholder's identity within three business days of account opening,
     - reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,
     - modify or terminate the exchange privilege at any time,
     - terminate the exchange privilege of any shareholder who makes more than one exchange in and out of a Fund (other than the Money Market Funds) during any three month period, and
     - seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.


AMERICAN AADVANTAGE FUNDS
PLANAHEAD CLASS

Supplement Dated October 1, 2003 to the Prospectus Dated March 1, 2003

The following footnote is hereby added at the bottom of page 21 with the footnote reference appearing at the end of the first sentence of the second paragraph under Principal Strategies.

     1 On or about October 15, 2003, Principal Global Investors proposes to purchase a majority interest in MW Post Advisory Group, LLC. If this transaction closes, MW Post Advisory Group, LLC will be renamed Post Advisory Group, LLC and references to MW Post herein shall be to Post Advisory Group, LLC.

The description of MW Post Advisory Group, LLC on page 37 is hereby replaced with the following:

     MW POST ADVISORY GROUP, LLC ("MW Post"), 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025, is a professional investment management firm that has been providing advisory services under its current name and its predecessor, Post Advisory Group, Inc., since 1992. MW Post is jointly owned by the principals of the firm (directly and indirectly) and Metropolitan West Financial, LLC. However, Principal Global Investors, an asset management organization and indirect wholly owned subsidiary of Principal Financial Group, proposes to purchase a majority interest in MW Post in a two-phase transaction. The first phase is expected to close on or about October 15, 2003, at which time MW Post will be renamed Post Advisory Group, LLC. There are no organizational or personnel changes expected at MW Post as a result of the transaction. As of December 31, 2002, MW Post had assets under management totaling approximately $2.0 billion, including approximately $134 million of assets of AMR Corporation and its subsidiaries and affiliated entities. MW Post serves as investment adviser to the High Yield Bond Fund.

Under Opening an Account on page 38, the following is hereby added as the second paragraph:

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. The Funds are required by law to reject your new account application if the required identifying information is not provided.

The second bulleted list under General Policies on page 41 is hereby replaced with the following:

     The Funds reserve the right to:

     - liquidate a shareholder's account at the current day's NAV and remit proceeds via check if the Funds are unable to verify the shareholder's identity within three business days of account opening,
     - reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,
     - modify or terminate the exchange privilege at any time,
     - terminate the exchange privilege of any shareholder who makes more than one exchange in and out of a Fund (other than the Money Market Funds) during any three month period, and
     - seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.


AMERICAN AADVANTAGE FUNDS
AMR CLASS

Supplement Dated October 1, 2003 to the Prospectus Dated March 1, 2003

The first sentence of the description of J.P. Morgan Investment Management Inc. on page 29 is hereby replaced with the following:

     J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. Morgan"), 522 Fifth Avenue, New York, New York 10036, is an indirect subsidiary of J.P. Morgan Chase & Co.

The second bulleted list under General Policies on page 31 is hereby replaced with the following:

     The Funds reserve the right to:

     - liquidate a shareholder's account at the current day's NAV and remit proceeds via check if the Funds are unable to verify the shareholder's identity within three business days of account opening,
     - reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,
     - modify or terminate the exchange privilege at any time,
     - limit the number of exchanges between Funds a shareholder may exercise, and
     - seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.


AMERICAN AADVANTAGE FUNDS
SERVICE CLASS

Supplement Dated October 1, 2003 to the Prospectus Dated March 1, 2003

The following footnote is hereby added at the bottom of page 9 with the footnote reference appearing at the end of the first sentence of the second paragraph under Principal Strategies.

     1 On or about October 15, 2003, Principal Global Investors proposes to purchase a majority interest in MW Post Advisory Group, LLC. If this transaction closes, MW Post Advisory Group, LLC will be renamed Post Advisory Group, LLC and references to MW Post herein shall be to Post Advisory Group, LLC.

The description of MW Post Advisory Group, LLC on page 13 is hereby replaced with the following:

     MW POST ADVISORY GROUP, LLC ("MW Post"), 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025, is a professional investment management firm that has been providing advisory services under its current name and its predecessor, Post Advisory Group, Inc., since 1992. MW Post is jointly owned by the principals of the firm (directly and indirectly) and Metropolitan West Financial, LLC. However, Principal Global Investors, an asset management organization and indirect wholly owned subsidiary of Principal Financial Group, proposes to purchase a majority interest in MW Post in a two-phase transaction. The first phase is expected to close on or about October 15, 2003, at which time MW Post will be renamed Post Advisory Group, LLC. There are no organizational or personnel changes expected at MW Post as a result of the transaction. As of December 31, 2002, MW Post had assets under management totaling approximately $2.0 billion, including approximately $134 million of assets of AMR Corporation and its subsidiaries and affiliated entities. MW Post serves as investment adviser to the High Yield Bond Fund.

Under Opening an Account on page 14, the following is hereby added as the second paragraph:

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. The Funds are required by law to reject your new account application if the required identifying information is not provided.

The second bulleted list under General Policies on page 17 is hereby replaced with the following:

     The Funds reserve the right to:

     - liquidate a shareholder's account at the current day's NAV and remit proceeds via check if the Funds are unable to verify the shareholder's identity within three business days of account opening,
     - reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,
     - modify or terminate the exchange privilege at any time,
     - terminate the exchange privilege of any shareholder who makes more than one exchange in and out of a Fund during any three month period, and
     - seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.


AMERICAN AADVANTAGE FUNDS
CASH MANAGEMENT CLASS

Supplement Dated October 1, 2003 to the Prospectus Dated March 1, 2003

Under Opening an Account on page 13, the following is hereby added as the second paragraph:

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. The Funds are required by law to reject your new account application if the required identifying information is not provided.

The first paragraph under General Policies on page 16 is hereby replaced with the following:

     If a shareholder's account balance in either Fund falls below $100,000, the shareholder may be asked to increase the balance. If the account balance remains below $100,000 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder.

     The Funds reserve the right to:

     - liquidate a shareholder's account at the current day's NAV and remit proceeds via check if the Funds are unable to verify the shareholder's identity within three business days of account opening, and
     - reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares.


AMERICAN AADVANTAGE FUNDS
PLANAHEAD CLASS

Supplement Dated October 1, 2003 to the Enhanced Income Fund Prospectus Dated July 1, 2003

Under Opening an Account on page 7, the following is hereby added as the second paragraph:

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. The Fund is required by law to reject your new account application if the required identifying information is not provided.

The second bulleted list under General Policies on page 10 is hereby replaced with the following:

     The Fund reserves the right to:

     - liquidate a shareholder's account at the current day's NAV and remit proceeds via check if the Fund is unable to verify the shareholder's identity within three business days of account opening,
     - reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,
     - modify or terminate the exchange privilege at any time,
     - terminate the exchange privilege of any shareholder who makes more than one exchange in and out of the Fund during any three month period, and
     - seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.